Immaterial Corrections of Prior Period Condensed Consolidated Financial Statements - Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue	$ 24,278			$ 26,581			$ 83,871	$ 86,647	$ 114,080	$ 26,759	$ 44,566
Total cost of revenue	24,937			22,630			83,021	62,949	90,852	24,702	1,458
Gross profit	(659)			3,951			850	23,698	23,228	2,057	43,108
Selling, general and administrative	37,710			37,750			113,555	74,419	72,825	32,399	24,862
Depreciation and amortization	2,271			1,779			5,838	4,548	6,118	5,310	2,229
Total operating expenses	41,210			55,863			122,879	98,639	282,785	97,701	111,682
Loss from operations	(41,869)			(51,912)			(122,029)	(74,941)	(259,557)	(95,644)	(68,574)
Loss on disposal of subsidiaries							0	(1,446)
Other income, net	2,574			8			4,460	507	1,261	6,604	(433)
Loss before income taxes and non-controlling interest	(38,824)			(51,495)			(105,785)	(73,354)
Income tax benefit	400			944			925	9,971	11,786	3,308	(417)
Impairment of and equity in gain (loss) of equity method investees	(429)			(1,447)			(2,357)	(2,062)	(3,665)	(131)
Net loss	(38,853)			(51,998)			(107,217)	(65,445)	(256,725)	(111,581)	(96,829)
Net loss attributable to common shareholders	(38,853)			(51,998)			(107,217)	(65,445)	(256,725)	(111,765)	(97,656)
Net loss attributable to non-controlling interest	1,439			187			3,525	459	714	10,501	(852)
Net loss attributable to Ideanomics, Inc. common shareholders	(37,414)			(51,811)			(103,692)	(64,986)	(256,011)	(101,264)	(98,508)
Foreign currency translation adjustments	(8,127)	$ (9,012)	$ 1,209	(951)	$ (40)	$ (693)	(15,930)	(1,683)	(1,385)	3,158	407
Comprehensive loss	(46,980)			(52,945)			(123,147)	(67,144)	(258,110)	(108,423)	(96,422)
Comprehensive loss attributable to non-controlling interest	3,075			273			6,756	864	2,020	9,238	(844)
Comprehensive loss attributable to Ideanomics, Inc. shareholders	(43,905)			(52,672)			(116,391)	(66,280)	(256,090)	(99,369)	(98,093)
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue				27,047				87,832
Total cost of revenue				22,519				63,161
Gross profit				4,528				24,671
Selling, general and administrative				28,876				53,650
Depreciation and amortization				1,682				4,445
Total operating expenses				56,063				99,545
Loss from operations				(51,535)				(74,874)		(86,879)
Loss on disposal of subsidiaries								(1,446)
Other income, net								689
Loss before income taxes and non-controlling interest				(51,118)				(73,287)
Income tax benefit				842				9,667		0
Impairment of and equity in gain (loss) of equity method investees								(1,517)
Net loss				(51,095)				(65,137)		(106,043)
Net loss attributable to common shareholders				(51,095)				(65,137)
Net loss attributable to non-controlling interest				244				611
Net loss attributable to Ideanomics, Inc. common shareholders				(50,851)				(64,526)		(98,400)
Foreign currency translation adjustments				(295)				(1,196)		3,208
Comprehensive loss				(51,386)				(66,349)		(102,835)
Comprehensive loss attributable to non-controlling interest				350				1,113		6,539
Comprehensive loss attributable to Ideanomics, Inc. shareholders				(51,036)				(65,236)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue				(466)				(1,185)
Total cost of revenue				111				(212)
Gross profit				(577)				(973)
Selling, general and administrative				8,874				20,769
Depreciation and amortization				97				103
Total operating expenses				(200)				(906)
Loss from operations				(377)				(67)		(8,765)
Loss on disposal of subsidiaries								182
Other income, net								(182)
Loss before income taxes and non-controlling interest				(377)				(67)
Income tax benefit				102				304		3,308
Impairment of and equity in gain (loss) of equity method investees								(545)
Net loss				(903)				(308)		(5,538)
Net loss attributable to common shareholders				(903)				(308)
Net loss attributable to non-controlling interest				(57)				(152)
Net loss attributable to Ideanomics, Inc. common shareholders				(960)				(460)		(2,864)
Foreign currency translation adjustments				(656)				(487)		(50)
Comprehensive loss				(1,559)				(795)		(5,588)
Comprehensive loss attributable to non-controlling interest				(77)				(249)		2,699
Comprehensive loss attributable to Ideanomics, Inc. shareholders				(1,636)				(1,044)
Sale of products
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue	15,746			9,676			55,157	21,149	37,009	25,128	0
Total cost of revenue	18,198			9,934			58,963	20,445	37,845	23,644	0
Sale of products | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue				9,977				21,934
Total cost of revenue				9,893				20,838
Sale of products | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue				(301)				(785)
Total cost of revenue				41				(393)
Sale of services
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue	8,412			16,336			28,461	64,339	75,766	1,631	44,566
Total cost of revenue	$ 6,691			12,165			$ 23,879	41,441	$ 51,562	$ 1,058	$ 1,458
Sale of services | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total cost of revenue				12,626				42,323
Sale of services | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total cost of revenue				$ (461)				$ (882)